STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

December 1, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Cavalier Funds, each a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Starboard Investment Trust (the "Trust"), pursuant to: (i) the Securities Act of 1933, as amended and Rule 485(a) thereunder, and (ii) the Investment Company Act of 1940, as amended, please find Post-Effective Amendment No. 283 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding a new "Class A" share class to the registration statement of the Cavalier Funds, as well as to make changes to the non-fundamental investment strategies of certain Cavalier Funds.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck
252-984-3802

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309